Operations and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Feb. 28, 2018
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts

	2018	2017	2016
Allowances for Doubtful Accounts
Balance at beginning of year	$—	$—	$36,329
Write-off of receivables	—	—	(36,329)

Balance at end of year	$—	$—	$—

Schedule of Significant Acquisitions and Disposals of Property, Plant and Equipment

Property, plant and equipment	Property, plant and equipment are recorded at cost and are amortized using the declining-balance method at annual rates as follows:

Plant and equipment	7%—20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%